Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.121% Fixed-to-Floating Rate Senior Notes due 2031
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note
(1)
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (
the
“Securities Act”). In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-272573
filed on June 9, 2023.